Significant Accounting Policies (Estimated Useful Lives Of Assets) (Detail)	12 Months Ended
May 31, 2012
Transportation Equipment [Member]
Significant Of Accounting Policies [Line Items]
Estimated useful lives	10 years
Furniture And Education Equipment [Member]
Significant Of Accounting Policies [Line Items]
Estimated useful lives	5 years
Computer Equipment And Software [Member]
Significant Of Accounting Policies [Line Items]
Estimated useful lives	3 years
Leasehold Improvements [Member]
Significant Of Accounting Policies [Line Items]
Estimated useful lives	Shorter of the lease term or estimated economic life
Minimum [Member] | Buildings [Member]
Significant Of Accounting Policies [Line Items]
Estimated useful lives	20 years
Maximum [Member] | Buildings [Member]
Significant Of Accounting Policies [Line Items]
Estimated useful lives	50 years